Investments (details) - Derivatives (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013
Derivative
Net realized investment gain (loss)	$ 16,000,000	[1]	$ 167,000,000	[1]	$ 17,000,000	[1]	$ 177,000,000	[1]
Futures [Member] | U.S. Treasury notes contracts [Member]
Derivative
Notional value of open contracts	100,000,000				100,000,000				0
Net realized investment gain (loss)	$ (1,000,000)		$ 134,000,000		$ (200,000)		$ 115,000,000

[1]	Total other-than-temporary impairment (OTTI) gains (losses) were $(1) million and $(1) million for the three months ended June 30, 2014 and 2013, respectively, and $(8) million and $(1) million for the six months ended June 30, 2014 and 2013, respectively. Of total OTTI, credit losses of $(1) million and $(2) million for the three months ended June 30, 2014 and 2013, respectively, and $(10) million and $(7) million for the six months ended June 30, 2014 and 2013, respectively, were recognized in net realized investment gains. In addition, unrealized gains from other changes in total OTTI of $0 million and $1 million for the three months ended June 30, 2014 and 2013, respectively, and $2 million and $6 million for the six months ended June 30, 2014 and 2013, respectively, were recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income.